Arabesque Systematic USA Fund
ARABESQUE SYSTEMATIC USA FUND
Investment Objective
Arabesque Systematic USA Fund (the “Fund”) seeks capital appreciation over the full market cycle with below benchmark levels of risk.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Arabesque Systematic USA Fund	Investor Class	Institutional Class
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Arabesque Systematic USA Fund		Investor Class	Institutional Class
Management Fees		0.75%	0.75%
Distribution (Rule 12b-1) Fees		0.25%	none
Other Expenses		0.98%	0.98%
Total Annual Fund Operating Expenses	[1]	1.98%	1.73%
Fee Waiver and/or Expense Reimbursement	[1]	(0.78%)	(0.78%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.20%	0.95%
[1]	Arabesque Asset Management Ltd ("Arabesque" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, dividend and interest expense on securities sold short, interest, extraordinary items, "Acquired Fund Fees and Expenses" and brokerage commissions) do not exceed 1.20% and 0.95% (on an annual basis) with respect to the Fund's average daily net assets of the Investor Class and the Institutional Class, respectively (the "Expense Limitation"). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation amount that was in effect at the time of the Expense Limitation.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Class shares and Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Arabesque Systematic USA Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Class	122	466	919	2,176
Institutional Class	97	388	788	1,907

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 190.23% of the average value of its portfolio.

Summary of Principal Investment Strategies

Under normal circumstances the Fund invests in a portfolio consisting of equity securities (depository receipts, preferred stock, as well as common stock) of US issuers and U.S. dollar denominated cash and cash instruments. The Fund typically maintains between 0% and 100% of its assets in the equity portion of its portfolio (the “equity portfolio”) and between 0% and 100% in the cash portion of its portfolio (the “cash portfolio”); however, the Adviser will rebalance the Fund's assets daily and may allocate between 0% and 100% of its assets in either the equity portfolio or the cash portfolio. The Fund may invest in either cash or equity securities at any level determined by the Adviser. The Fund aims to provide risk-controlled equity upside exposure by dynamically allocating between equities and cash. The investment process is systematic and based on a set of rules which are implemented by quantitative processes overseen by Arabesque's investment committee. This rules-based investment strategy combines a proprietary analysis of relevant non-financial issues, such as environmental, social and governance (“ESG”) risks, with a rules-based fundamental security analysis and a systematic asset allocation and risk management strategy.

The systematic investment strategy consists of three main components: (1) Construction of the Investment Universe, (2) Asset Allocation and (3) Stock Selection.

(1)                 Construction of the Investment Universe: The Fund considers all publicly listed US equities. The Fund combines Arabesque S-Ray®, Arabesque's proprietary assessment of non-financial risk factors such as environmental, social and governance (“ESG”) issues as well as alignment with the principles of the UN Global Compact, with liquidity parameters such as market capitalization, daily turnover and free float to identify the Fund's investment universe of eligible US equity securities. While market capitalization is considered with respect to an issuer's liquidity and the Adviser's assessment of risk, the Fund may invest in any publicly listed equity security  regardless of market capitalization. The Fund does not consider companies that generate more than 5% of their revenues from weapons, gambling or tobacco. Additionally, such factors are a component in the Adviser's security selection process, described below. The identification of the Fund's investment universe of eligible US equity securities is performed quarterly. The Adviser uses recently released publicly available information from an issuer or a third-party data provider to construct the Fund's investment universe and, while the Adviser believes that such information is generally reliable, the Adviser is not responsible for the accuracy of such information.

(2)                 Asset Allocation: On a daily basis, the Fund assesses the equity market risk and calculates the allocation between equity securities and cash for the Fund. The assessment is performed with a rules-based procedure. The allocation into equity securities ranges from 0% to 100% with the remainder of the Fund's NAV invested into cash and cash instruments.

(3)                 Stock Selection: After determining the allocation to the equity portfolio, the Fund then selects securities with an initial target weight ranging from 0% to 2% per position from the investment universe. The stock selection is based on a rules-based portfolio optimization taking into consideration price information, financial data, analyst estimates and transaction costs.

The Fund's stock selection process generally favors stocks with a positive price momentum. Every stock in the portfolio has a risk-limit which leads to the selective selling of stocks, which have, in the Adviser's view, a negative price momentum. The combination of both effects typically leads to a ‘Moderate Growth' bias of the Fund's stock portfolio.

The Fund will invest in cash, cash equivalents or securities issued by the U.S. government with one year or less term to maturity for liquidity purposes. As a result of the Adviser's investment discipline, the Fund may maintain cash positions in excess of 5% and up to 100% of the Fund's portfolio when, in the opinion of the Adviser, market valuations are high and attractive investment opportunities in line with the Adviser's investment discipline are not available. The result of this action may be that the Fund will be unable to achieve its investment objective.

In certain instances, the Fund may use derivatives, such as options and futures contracts, as a substitute for direct investment in equity securities. This would be done to facilitate the periodic rebalancing of the Fund's portfolio in order to maintain its target allocation and assist in managing cash.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's NAV, yield and total return. It is possible to lose money by investing in the Fund.

•                     Asset-Allocation Risk. The Fund is subject to the risk that the Adviser's asset allocation decisions between equity securities, on the one hand, and cash instruments, on the other hand, will not anticipate market trends successfully. For example, investing too heavily in common stocks during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in cash instruments during a period of stock market appreciation may result in lower total returns.

•                     Cash and Cash Equivalents Risk. To the extent the Fund holds cash and cash equivalents positions, even strategically, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation, which could negatively impact the Fund's performance and ability to achieve its investment objective. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

•                     Counterparty Risk. The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund's investment.

•                     Credit Risk. Credit risk is the risk that an issuer will not make timely payments of principal and interest. A credit rating assigned to a particular debt security is essentially the opinion of an NRSRO as to the credit quality of an issuer and may prove to be inaccurate.

•                     ESG Strategy Risk.  The application of environmental, social and/or governance standards will affect the Fund's exposure to certain issuers, industries, sectors, regions and countries and may impact the relative financial performance of the Fund - positively or negatively - depending on whether such investments are in or out of favor.

•                     Equity Securities Risk. Stock markets are volatile. The price of equity securities, including preferred stock and depositary receipts, fluctuates based on changes in a company's financial condition and overall market and economic conditions.

•                     Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the investment performance of a Fund using a growth stock strategy may suffer.

•                     Interest Rate Risk. The cash allocation of the Fund is held overnight with the Fund's counterparties. In case rates fall below zero, the Fund might incur costs for holding cash.

•                     Large-Capitalization Company Risk. Large-Capitalization companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•                     Management Risk. As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•                     Momentum Style Risk. Investing in securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a Fund using a momentum strategy may suffer.

•                     Portfolio Turnover Risk. The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund's best interest to do so. It is anticipated that the Fund will frequently adjust the size of its positions. These transactions will increase the Fund's “portfolio turnover” and the Fund may experience a high portfolio turnover rate (over 100%). High turnover rates generally result in higher brokerage costs to the Fund and in higher net taxable gain for shareholders, and may reduce the Fund's returns.

•                     Small- and Mid-Capitalization Company Risk. The risk that securities of small or mid-capitalization companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies. Generally the smaller the company size, the greater the risk. Small and mid-capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs.

•                     Stock Market Risk. The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Performance Information

The bar chart and the performance table illustrate the risks and volatility of an investment in Institutional Class shares of the Fund for the past calendar year and show how the Fund's average annual total returns for one year, and since inception, before and after taxes, compare with those of the MSCI USA Index (Net Returns), a broad measure of market performance. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling the Fund toll-free at (844) 567-2134.

During the periods shown in the chart:
Best Quarter	Worst Quarter
8.96%	(16.80)%
(September 30, 2018)	(December 31, 2018)

Average Annual Total Returns for the Period Ended December 31, 2018
Average Annual Total Returns - Arabesque Systematic USA Fund		1 Year		Since Inception	Inception Date
Institutional Class		(2.73%)		5.51%	May 03, 2017
Institutional Class | After Taxes on Distributions	[1]	(3.57%)		4.96%	May 03, 2017
Institutional Class | After Taxes on Distributions and Sale of Shares		(1.51%)	[2]	4.03%	May 03, 2017
MSCI USA Index (Net Returns) (reflects no deductions for fees, expenses or taxes)	[3]	(5.04%)		4.18%	May 03, 2017
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Institutional Class shares; after-tax returns for Investor Class shares will vary.
[2]	The "Return After Taxes and Distributions and Sale of Shares" is higher than the "Institutional Class Shares Return Before Taxes" and "Return After Taxes and Distributions" because of losses that would have been sustained upon the sale of Fund shares immediately after the relevant period.
[3]	The MSCI USA Index (Net Returns) is a widely recognized index, designed to measure the performance of the large and mid-cap segments of the US market. With 624 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in the US. You cannot invest directly into an index.